Parent Company Statements (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other assets	$ 857,631	$ 519,580
Total assets	6,972,245	7,282,261	7,040,329
Subordinated notes	75,250	75,250
Other liabilities	602,741	81,481
Total liabilities	6,229,881	6,552,553
Total liabilities and stockholders' equity	6,972,245	7,282,261
Parent Company [Member]
Cash	140,607	160,011	155,908	80,343
Investment in subsidiaries	602,270	601,201
Debentures receivable from subsidiary banks	5,000	5,000
Other investments	2,280	1,451
Other assets	90,438	69,845
Total assets	840,595	837,508
Subordinated notes	50,250	50,250
Other liabilities	47,981	57,550
Total liabilities	98,231	107,800
Total stockholders' equity	742,364	729,708
Total liabilities and stockholders' equity	$ 840,595	$ 837,508